23. Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Tables
Schedule of detail of revenues
	12/31/2017	12/31/2016	12/31/2015
Passenger transportation	9,479,242	8,948,170	8,954,034
Cargo	354,561	324,492	318,573
Mileage revenue	800,976	622,567	421,348
Other revenue (*)	657,609	652,602	690,044
Gross revenue	11,292,388	10,547,831	10,383,999

Related tax	(716,366)	(680,496)	(605,992)
Net revenue	10,576,022	9,867,335	9,778,007

Schedule of detail of revenues by geographical location
	12/31/2017%		12/31/2016%		12/31/2015%
Domestic	9,044,990	85.5	8,395,364	85.1	8,670,023	88.7
International	1,531,032	14.5	1,471,971	14.9	1,107,984	11.3
Net revenue	10,576,022	100.0	9,867,335	100.0	9,778,007	100.0